Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Guangzhou Pengai
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition	The following table summarises the consideration paid for Guangzhou Pengai.

RMB’000
Purchase consideration
Cash paid	12,144
Consideration payable	966
Total purchase consideration	13,110

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	153
Trade receivables and other receivables	59
Inventories	235
Properties, plant and equipment	9,288
Trade payables and other payables	(906)
Non-controlling interest	(441)
Net identifiable assets acquired	8,388
Add: goodwill (Note 13)	4,722
Net assets acquired	13,110

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(12,144)
Cash and cash equivalents	153
Net outflow of cash and cash equivalents included in cash flows from investing activities	(11,991)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2016:

	2016	2017
	RMB’000	RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	595,329	709,963
Profit/(loss) after tax	86,303	(73,009)

Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd.
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition	The following table summarises the consideration paid for Chengdu Yueji.

RMB’000
Purchase consideration
Cash paid	20,000
Consideration payable	10,500
Total purchase consideration	30,500

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,391
Intangible assets	8,770
Trade receivables and other receivables	5,175
Inventories	878
Properties, plant and equipment	3,906
Trade payables and other payables	(2,107)
Current income tax liabilities	(1,461)
Deferred income tax liabilities	(2,193)
Non-controlling interest	(4,608)
Net identifiable assets acquired	10,751
Add: goodwill (Note 13)	19,749
Net assets acquired	30,500

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(20,000)
Cash and cash equivalents	2,391
Net outflow of cash and cash equivalents included in cash flows from investing activities	(17,609)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2016:

	2016	2017
	RMB’000	RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	606,876	723,819
Profit/(loss) after tax	93,964	(67,348)

Hangzhou Pengai
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Hangzhou Pengai.

RMB’000
Total consideration
Fair value of the previously held equity interest in an associate at the acquisition date	6,245
Cash consideration	6,000
12,245

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,022
Intangible assets	1,175
Other receivables	5,006
Inventories	188
Property, plant and equipment	6,365
Trade payables and other payables	(5,779)
Contract liabilities	(936)
Deferred income tax liabilities	(283)
Net identifiable assets acquired	7,758
Add: goodwill (Note 14)	4,487
Net assets acquired	12,245

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,000)
Cash and cash equivalents	2,022
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978)

Summary of pro forma revenue and profit after tax

The following table set out the pro‑forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2018:

2018
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	765,406
Loss after tax	(312,224)

Jinan Pengai
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration paid for Jinan Pengai.

RMB’000
Purchase consideration
Settlement of receivable due from the Buyer	13,450
Settlement of pre-existing balance with Jinan Pengai	1,190
Total purchase consideration	14,640

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	66
Trade receivables and other receivables	1,638
Inventories	367
Properties, plant and equipment	5,324
Intangible assets	4,630
Trade payables and other payables	(1,544)
Lease liabilities	(3,331)
Deferred tax liabilities	(1,054)
Non-controlling interest	(305)
Net identifiable assets acquired	5,791
Add: goodwill (Note 14)	8,849
Net assets acquired	14,640

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	—
Cash and cash equivalents	66
Net inflow of cash and cash equivalents included in cash flows from investing activities	66

Shenzhen Yueji
Business combination
Schedule of consideration, assets and liabilities and net outflow in respect of the acquisition

The following table summarises the consideration for this transaction.

RMB’000
Total consideration
Fair value of the previously held equity interest in Shenzhen Yueji at the acquisition date	30,000
Cash consideration	30,000
Settlement of pre-existing balance with Shenzhen Yueji	19,442
79,442

Summary of assets and liabilities recognised as a result of the acquisition

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,054
Trade and other receivables	8,056
Inventories	1,966
Property, plant and equipment	43,081
Intangible assets	38,840
Trade payables and other payables	(10,491)
Borrowings	(3,400)
Lease liabilities	(26,057)
Income tax payable	(131)
Deferred tax liabilities	(8,323)
Non-controlling interest	(17,838)
Net identifiable assets acquired	26,757
Add: goodwill (Note 14)	52,685
Net assets acquired	79,442

Summary of analysis of net outflow of cash and cash equivalents in respect of the acquisition

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	(30,000)
Cash and cash equivalents	1,054
Net outflow of cash and cash equivalents included in cash flows from investing activities	(28,946)

Summary of pro forma revenue and profit after tax

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2019:

2019
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	895,456
Profit after tax	85,040